December 30, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	BMO Funds, Inc.

(Registration Nos. 033-48907; 811-58433)

Ladies and Gentlemen:

On behalf of BMO Funds, Inc. (the “Company”), in lieu of filing the forms of Prospectuses and Statement of Additional Information for the Company, pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the forms of Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the forms of Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 143 to the Company’s Registration Statement on Form N-1A. Post-Effective Amendment No. 143 was filed electronically via EDGAR on December 22, 2021.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Margaret L. Johnson

Margaret L. Johnson

cc:	Working Group